Intangible Assets - DAC balance comprises the following gross and accumulated amortisation amounts (Details) - Shareholder-backed - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	$ 3,254	$ 2,815
Investment contracts
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	39	39
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	59	55
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	$ (20)	$ (16)